Derivative financial instruments - Cash flow hedge - Narrative (Details) € in Millions, £ in Millions		12 Months Ended
		Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Derivative financial instruments
Net gain/(loss) on cash flow hedge | £	[1]	£ 27	£ 3	£ (6)
Cash flow hedge
Derivative financial instruments
Hedge ratio		1
Gain or (loss) due to ineffectiveness | £		£ (2)	1
Gain (loss) in hedge reserves related to continuing hedges | £		34	6	3
Gain (loss) in hedge reserves related to discontinued hedges | £		0	0	0
Bonds €500m, €850m, €600m | Cash flow hedge
Derivative financial instruments
Net gain/(loss) on cash flow hedge | £		£ 27	£ 3	£ (6)
€500m bond maturing in 2026 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					€ 500	€ 500
Principal amount					500
€850m bond maturing in 2027 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					421	421
Principal amount					850
€600m bond maturing in 2028 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					600	€ 600
Principal amount					€ 600

[1]	£27m net gain (2023: £3m net gain; 2022: £6m net loss) on cash flow hedge includes a £51m loss (2023: £28m loss; 2022: £137m gain) from the effective portion of changes in fair value, offset by reclassification to the cost of acquisition of £nil (2023: £nil; 2022: £118m loss) and a £78m gain (2023: £31m gain; 2022: £25m loss) reclassification to the income statement due to changes in foreign exchange rates.